A. O. Smith Corporation Master Trust - Investments Measured at Fair Value Based on NAV Per Share (Details) - EBP 018 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	$ 627,232,739	$ 594,940,751
NAV
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	398,329,528	386,009,713
NAV | Common/Collective trusts
EBP, Master Trust [Line Items]
Plan interest in A.O. Smith Corporation Master Trust at Fair Value	$ 398,329,528	$ 386,009,713